Fundamentals First ETF
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 82.4%	Shares	Value
Communications - 3.0%
Alphabet, Inc. - Class C	400	$62,492
Comcast Corp. - Class A	416	15,350
Meta Platforms, Inc. - Class A	80	46,109
		123,951

Consumer Discretionary - 7.8%
America's Car-Mart, Inc. (a)	592	26,871
Cie Generale des Etablissements Michelin SCA	1,592	55,792
Climb Global Solutions, Inc.	317	35,111
Coats Group PLC	42,064	42,926
LKQ Corp.	1,096	46,624
Martinrea International, Inc.	3,568	17,405
McDonald's Corp.	209	65,285
Texas Roadhouse, Inc.	216	35,992
		326,006

Consumer Staples - 2.9%
Church & Dwight Co., Inc.	376	41,394
Dollarama, Inc.	744	79,557
		120,951

Energy - 15.2%
APA Corp.	856	17,993
Bonterra Energy Corp. (a)	4,824	11,800
Chord Energy Corp.	261	29,420
Dorchester Minerals LP	1,528	45,962
Enbridge, Inc.	784	34,739
Energy Transfer LP	3,232	60,083
Enterprise Products Partners LP	2,088	71,284
Gaztransport Et Technigaz SA	211	32,010
Global Partners LP	1,200	64,056
Gulf Keystone Petroleum Ltd.	13,688	34,284
Keyera Corp.	704	21,882
Kinder Morgan, Inc.	992	28,302
Magnolia Oil & Gas Corp. - Class A	1,264	31,929
Pembina Pipeline Corp.	792	31,704
TotalEnergies SE - ADR	888	57,445
Vermilion Energy, Inc.	1,576	12,766
Western Midstream Partners LP	1,272	52,101
		637,760

Financials - 6.3%
Banco del Bajio SA (b)	6,816	14,848
CME Group, Inc.	163	43,242
Commonwealth Bank of Australia	224	21,125
FB Financial Corp.	720	33,379
Plumas Bancorp	944	40,847
Prosperity Bancshares, Inc.	584	41,680
Sabre Insurance Group PLC (b)	13,392	22,351
SpareBank 1 SR-Bank ASA	3,016	48,563
		266,035

Health Care - 4.6%
IRadimed Corp.	436	22,881
Mettler-Toledo International, Inc. (a)	48	56,684
Novartis AG - ADR	560	62,429
Straumann Holding AG	224	26,826
US Physical Therapy, Inc.	360	26,049
		194,869

Industrials - 21.6%
Cummins, Inc.	216	67,703
Eaton Corp. PLC	106	28,814
Emerson Electric Co.	352	38,593
Fastenal Co.	609	47,228
Graco, Inc.	648	54,114
Grupo Aeroportuario del Pacifico SAB de CV - ADR	278	51,572
Honeywell International, Inc.	184	38,962
Hubbell, Inc.	160	52,946
IDEX Corp.	120	21,716
ITT, Inc.	296	38,231
Lincoln Electric Holdings, Inc.	152	28,752
Nordson Corp.	144	29,048
Norfolk Southern Corp.	104	24,632
Parker-Hannifin Corp.	112	68,079
Schneider Electric SE	264	60,162
SFL Corp. Ltd.	4,078	33,440
Snap-on, Inc.	216	72,794
SThree PLC	6,864	23,364
Tennant Co.	264	21,054
Toromont Industries Ltd.	535	41,873
WW Grainger, Inc.	64	63,221
		906,298

Materials - 7.2%
AptarGroup, Inc.	272	40,359
Avery Dennison Corp.	176	31,323
Givaudan SA - ADR	568	48,820
Labrador Iron Ore Royalty Corp.	1,608	32,874
Linde PLC	136	63,327
Sherwin-Williams Co.	184	64,251
Treatt PLC	5,128	22,522
		303,476

Technology - 11.0%
Agilysys, Inc. (a)	216	15,669
Automatic Data Processing, Inc.	224	68,439
Fiserv, Inc. (a)	384	84,799
Garmin Ltd.	160	34,741
KLA Corp.	97	65,941
Lam Research Corp.	555	40,348
Paychex, Inc.	237	36,564
ServiceNow, Inc. (a)	27	21,496
Skyworks Solutions, Inc.	264	17,062
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	448	74,368
		459,427

Utilities - 2.8%
Atmos Energy Corp.	240	37,099
Chesapeake Utilities Corp.	352	45,208
ONE Gas, Inc.	448	33,864
		116,171
TOTAL COMMON STOCKS (Cost $3,435,152)		3,454,944

EXCHANGE TRADED FUNDS - 11.7%	Shares	Value
iShares iBonds Dec 2026 Term Corporate ETF	2,056	49,776
iShares iBonds Dec 2027 Term Corporate ETF	2,064	49,907
iShares iBonds Dec 2028 Term Corporate ETF	1,976	49,914
iShares iBonds Dec 2029 Term Corporate ETF	2,160	49,961
iShares iBonds Dec 2030 Term Corporate ETF	2,312	50,217
iShares iBonds Dec 2031 Term Corporate ETF	2,416	50,132
iShares iBonds Dec 2032 Term Corporate ETF	1,992	49,780
iShares iBonds Dec 2033 Term Corporate ETF	1,944	49,689
SPDR ICE Preferred Securities ETF	1,424	46,123
VanEck Preferred Securities ex Financials ETF	2,808	47,062
TOTAL EXCHANGE TRADED FUNDS (Cost $493,052)		492,561

REAL ESTATE INVESTMENT TRUSTS - 4.4%	Shares	Value
Real Estate - 4.4%
Armada Hoffler Properties, Inc.	5,628	42,266
BRT Apartments Corp.	1,648	28,016
Community Healthcare Trust, Inc.	992	18,015
Precinct Properties New Zealand Ltd. (a)	22,752	14,467
Primaris Real Estate Investment Trust	2,616	27,068
Tanger, Inc.	1,640	55,416
		185,248
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $205,742)		185,248

BUSINESS DEVELOPMENT COMPANIES - 0.6%	Shares	Value
Gladstone Investment Corp.	1,864	24,903
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $25,665)		24,903

SHORT-TERM INVESTMENTS - 0.8%		Value
Money Market Funds - 0.8%	Shares
JPMorgan 100% US Treasury Securities Money Market Fund - Capital Class, 4.18% (c)	33,076	33,076
TOTAL SHORT-TERM INVESTMENTS (Cost $33,076)		33,076

TOTAL INVESTMENTS - 99.9% (Cost $4,192,687)		4,190,732
Other Assets in Excess of Liabilities - 0.1%		4,540
TOTAL NET ASSETS - 100.0%		$4,195,272
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $37,199 or 0.9% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Fundamentals First ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,454,944	$–	$–	$3,454,944
Exchange Traded Funds	492,561	–	–	492,561
Real Estate Investment Trusts	185,248	–	–	185,248
Business Development Companies	24,903	–	–	24,903
Short-Term Investments	33,076	–	–	33,076
Total Investments	$4,190,732	$–	$–	$4,190,732

Refer to the Schedule of Investments for additional information.